Short-Term and Long-Term Borrowings (Tables)	6 Months Ended
Mar. 31, 2025
Short-Term Debt [Line Items]
Schedule of Short-Term and Long-Term Borrowings

Short-term and long-term borrowings consisted of the following as of March 31, 2025 and September 30, 2024:

	March 31, 2025	September 30, 2024
Short-term borrowings	$2,492,833	$1,249,765
Long-term borrowings
Current portion	$5,512	$-
Non-current portion	2,750,562	-
Total long-term borrowings	$2,756,074	$-

Schedule of Long-term Borrowings

Long-term borrowings consisted of the following at March 31, 2025:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		10,000,000	$1,378,037	03/20/2025	03/19/2028	2.40%
Agricultural Bank		10,000,000	1,378,037	03/28/2025	03/27/2028	2.45%
Total	RMB	20,000,000	$2,756,074

Schedule of Maturity Analysis of Long Term Borrowings

The following is a maturity analysis of long-term borrowings as of March 31, 2025:

	RMB	USD
Years ending March 31,
2026	40,000	5,512
2027	40,000	5,512
2028	19,920,000	2,745,050
2029	-	-
2030 and thereafter	-	-
Total	20,000,000	2,756,074

Schedule of Bank Borrowings

The Company’s short-term and long-term bank borrowings are pledged by its assets as listed below:

	March 31, 2025	September 30, 2024
Buildings, net	$23,989	$23,860
Land use right, net	408,228	414,738
Total	$432,217	$438,598